Restricted Cash (Details) - Schedule of company’s restricted cash - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of company’s restricted cash [Abstract]
Restricted cash in banks and other financial institutions	$ 21,950,872	$ 16,986,667
Restricted cash in other guaranteed creditors	8,983,056	8,888,889
Total	$ 30,933,928	$ 25,875,556